Revenues and geographic information	12 Months Ended
Dec. 31, 2023
Disclosure of revenues and geographic information [abstract]
Revenues and geographic information
4. Revenues and geographic information
Net sales information
Net sales from continuing operations comprise the following:
(USD millions)	2023	2022	2021

Net sales to third parties from continuing operations	44 635	41 385	41 976

Sales to discontinued operations	805	821	805

Net sales from continuing operations	45 440	42 206	42 781

Geographic information
The following table shows countries that accounted for more than 5% of net sales from continuing operations or more than 5% of total of selected non-current assets, for the years ended December 31, 2023, 2022 and 2021, and for selected non-current assets for the years ended December 31, 2023 and 2022:
	Net sales from continuing operations[1]						Total of selected non-current assets[2]

(USD millions)	2023	%	2022	%	2021	%	2023	%	2022	%

Country
Switzerland	1 308	3	1 036	2	926	2	19 396	32	23 708	32

United States	17 959	40	15 935	38	14 923	35	34 059	55	35 353	48

Germany	3 367	7	3 101	7	3 595	8	88		2 229	3

China	3 267	7	2 948	7	2 849	7	547	1	599	1

Japan	1 924	4	1 883	4	2 259	5	120		165

France	1 749	4	1 754	4	1 955	5	3 085	5	3 188	4

Other	15 866	35	15 549	38	16 274	38	4 269	7	8 241	12

Total	45 440	100	42 206	100	42 781	100	61 564	100	73 483	100

[1] Net sales from continuing operations by location of customer
[2] Total of property, plant and equipment; right-of-use assets; goodwill; intangible assets; investment in associated companies and other non-current assets excluding post-employment benefit assets
Net sales from continuing operations by region[1]
The following table shows net sales from continuing operations by region for the years ended December 31, 2023, 2022 and 2021:
	2023 USD m	2022 USD m	Change (2022 to 2023) USD %	2021 USD m	Change (2021 to 2022) USD %

US	17 959	15 935	13	14 923	7

Europe	14 997	14 371	4	15 721	-9

Asia/Africa/Australasia	9 308	8 978	4	9 355	-4

Canada and Latin America	3 176	2 922	9	2 782	5

Total	45 440	42 206	8	42 781	-1

Of which in established markets	33 725	31 386	7	32 183	-2

Of which in emerging growth markets	11 715	10 820	8	10 598	2

[1] Net sales from continuing operations by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

Information about major customers
The Company’s largest, second-largest and third-largest customers account for approximately 15%, 13% and 8% of net sales from third parties from continuing operations, respectively (2022: 16%, 12% and 8%, respectively; 2021: 14%, 13% and 7%, respectively).
The highest amounts of trade receivables outstanding were for these same three customers and amounted to approximately 17%, 13% and 8%, respectively, of the trade receivables at December 31, 2023 (2022: 16%, 14% and 7%, respectively).
Net sales from continuing operations by core therapeutic area and established brands
	2023 USD m	2022 USD m1	Change (2022 to 2023) USD %	2021 USD m1	Change (2021 to 2022) USD %

Cardiovascular, renal and metabolic
Entresto	6 035	4 644	30	3 548	31

Leqvio	355	112	217	12	nm

Other	1		nm	1	nm

Total cardiovascular, renal and metabolic	6 391	4 756	34	3 561	34

Immunology
Cosentyx	4 980	4 788	4	4 718	1

Xolair [2]	1 463	1 365	7	1 428	-4

Ilaris	1 355	1 133	20	1 059	7

Other		1	nm	1	0

Total immunology	7 798	7 287	7	7 206	1

Neuroscience
Kesimpta	2 171	1 092	99	372	194

Zolgensma	1 214	1 370	-11	1 351	1

Mayzent	392	357	10	281	27

Aimovig	266	218	22	215	1

Other		1	nm	1	0

Total neuroscience	4 043	3 038	33	2 220	37

Oncology
Promacta/Revolade	2 269	2 088	9	2 016	4

Kisqali	2 080	1 231	69	937	31

Tafinlar + Mekinist	1 922	1 770	9	1 693	5

Tasigna	1 848	1 923	-4	2 060	-7

Jakavi	1 720	1 561	10	1 595	-2

Pluvicto	980	271	262		nm

Lutathera	605	471	28	475	-1

Kymriah	508	536	-5	587	-9

Piqray/Vijoice	505	373	35	329	13

Scemblix	413	149	177	7	nm

Votrient	390	474	-18	577	-18

Adakveo	195	194	1	164	18

Tabrecta	154	133	16	90	48

Other	1	2	nm	2	0

Total oncology	13 590	11 176	22	10 532	6

Total promoted brands	31 822	26 257	21	23 519	12

	2023 USD m	2022 USD m1	Change (2022 to 2023) USD %	2021 USD m1	Change (2021 to 2022) USD %

Established brands
Lucentis	1 475	1 874	-21	2 160	-13

Sandostatin	1 314	1 238	6	1 413	-12

Gilenya	925	2 013	-54	2 787	-28

Exforge Group	713	743	-4	901	-18

Galvus Group	692	859	-19	1 092	-21

Diovan Group	613	652	-6	773	-16

Gleevec/Glivec	561	745	-25	1 024	-27

Afinitor/Votubia	408	512	-20	938	-45

Contract manufacturing [3]	1 490	1 200	24	1 083	11

Other [3]	5 427	6 113	-11	7 091	-14

Total established brands [3]	13 618	15 949	-15	19 262	-17

Total net sales from continuing operations	45 440	42 206	8	42 781	-1

[1] Reclassified to conform with the 2023 organizational structure.
[2] Net sales from continuing operations reflect Xolair sales for all indications.
[3] Effective January 1, 2023, the discontinued operations Sandoz business transferred to Novartis continuing operations its bio-technology manufacturing services to other companies’ activities (included in Contract manufacturing) and the Coartem brand (included in Other). The financial information of the Novartis continuing operations and discontinued operations were adapted accordingly in 2022 and 2021, in compliance with IFRS Accounting Standards. See Note 3 for additional information.

nm = not meaningful

Net sales from continuing operations of the top 20 brands in 2023
Brands	Brand classification by therapeutic area or established brands	Key indications	US USD m	Rest of world USD m	Total USD m

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	3 067	2 968	6 035

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	2 636	2 344	4 980

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	1 205	1 064	2 269

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	1 528	643	2 171

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	1 032	1 048	2 080

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	791	1 131	1 922

Tasigna	Oncology	Chronic myeloid leukemia (CML)	884	964	1 848

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)		1 720	1 720

Lucentis [1]	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		1 475	1 475

Xolair [2]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps		1 463	1 463

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	686	669	1 355

Sandostatin	Established brands	Carcinoid tumors, acromegaly	829	485	1 314

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	372	842	1 214

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, post-Taxane	921	59	980

Gilenya [1]	Established brands	Relapsing multiple sclerosis (RMS)	359	566	925

Exforge Group	Established brands	Hypertension	13	700	713

Galvus Group	Established brands	Type 2 diabetes		692	692

Diovan Group	Established brands	Hypertension	52	561	613

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	427	178	605

Gleevec/Glivec	Established brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	150	411	561

Top 20 brands total			14 952	19 983	34 935

Rest of portfolio			3 007	7 498	10 505

Total net sales from continuing operations			17 959	27 481	45 440

[1] In the first quarter of 2023 Lucentis was reclassified from other promoted brands to established brands and Gilenya was reclassified from neuroscience to established brands.
[2] Net sales from continuing operations reflect Xolair sales for all indications.

Net sales from continuing operations of the top 20 brands in 2022
Brands	Brand classification by therapeutic area or established brands[1]	Key indications	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA)	2 770	2 018	4 788

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	2 354	2 290	4 644

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	1 083	1 005	2 088

Gilenya [2]	Established brands	Relapsing multiple sclerosis (RMS)	1 153	860	2 013

Tasigna	Oncology	Chronic myeloid leukemia (CML)	877	1 046	1 923

Lucentis [2]	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		1 874	1 874

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	678	1 092	1 770

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)		1 561	1 561

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	434	936	1 370

Xolair [3]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps		1 365	1 365

Sandostatin	Established brands	Carcinoid tumors, acromegaly	800	438	1 238

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	472	759	1 231

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	570	563	1 133

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	921	171	1 092

Galvus Group	Established brands	Type 2 diabetes		859	859

Gleevec/Glivec	Established brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	205	540	745

Exforge Group	Established brands	Hypertension	14	729	743

Diovan Group	Established brands	Hypertension	55	597	652

Kymriah	Oncology	r/r pediatric and young adults acute lymphoblastic leukemia (ALL), diffuse large B-cell lymphoma (DLBCL) follicular lymphoma (FL)	196	340	536

Afinitor/Votubia	Established brands	Breast cancer/ tuberous sclerosis complex (TSC)	171	341	512

Top 20 products total			12 753	19 384	32 137

Rest of portfolio [4]			3 182	6 887	10 069

Total net sales from continuing operations [4]			15 935	26 271	42 206

[1] Brand classifications have been changed to conform with the 2023 brand classifications.
[2] In the first quarter of 2023 Lucentis was reclassified from other promoted brands to established brands and Gilenya was reclassified from neuroscience to established brands.
[3] Net sales from continuing operations reflect Xolair sales for all indications.
[4] Effective January 1, 2023, the discontinued operations Sandoz business bio-technology manufacturing services to other companies’ activities and the Coartem brand were transferred to the Novartis continuing operations. The financial information of the Novartis continuing operations and discontinued operations were adapted accordingly in 2022, in compliance with IFRS Accounting Standards. See Note 3 for additional information.

Net sales from continuing operations of the top 20 brands in 2021
Brands	Brand classification by therapeutic area or established brands[1]	Key indications	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA)	2 883	1 835	4 718

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure	1 712	1 836	3 548

Gilenya [2]	Established brands	Relapsing multiple sclerosis (RMS)	1 427	1 360	2 787

Lucentis [2]	Established brands	Age-related macular degeneration (AMD)		2 160	2 160

Tasigna	Oncology	Chronic myeloid leukemia (CML)	882	1 178	2 060

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	947	1 069	2 016

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC)	606	1 087	1 693

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV)		1 595	1 595

Xolair [3]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps		1 428	1 428

Sandostatin	Established brands	Carcinoid tumors, acromegaly	843	570	1 413

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	469	882	1 351

Galvus Group	Established brands	Type 2 diabetes		1 092	1 092

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD gout)	501	558	1 059

Gleevec/Glivec	Established brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	263	761	1 024

Afinitor/Votubia	Established brands	Breast cancer/ tuberous sclerosis complex (TSC)	521	417	938

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	339	598	937

Exforge Group	Established brands	Hypertension	14	887	901

Diovan Group	Established brands	Hypertension	51	722	773

Kymriah	Oncology	r/r pediatric and young adults acute lymphoblastic leukemia (ALL), diffuse large B-cell lymphoma (DLBCL)	230	357	587

Ultibro Group	Established brands	Chronic obstructive pulmonary disease (COPD)		584	584

Top 20 products total			11 688	20 976	32 664

Rest of portfolio [4]			3 235	6 882	10 117

Total net sales from continuing operations [4]			14 923	27 858	42 781

[1] Brand classifications have been changed to conform with the 2023 brand classifications.
[2] In the first quarter of 2023 Lucentis was reclassified from other promoted brands to established brands and Gilenya was reclassified from neuroscience to established brands.
[3] Net sales from continuing operations reflect Xolair sales for all indications.
[4] Effective January 1, 2023, the discontinued operations Sandoz business bio-technology manufacturing services to other companies’ activities and the Coartem brand were transferred to the Novartis continuing operations. The financial information of the Novartis continuing operations and discontinued operations were adapted accordingly in 2021, in compliance with IFRS Accounting Standards. See Note 3 for additional information.

Other revenues
(USD millions)	2023	2022	2021

Profit-sharing income	941	921	873

Royalty income	87	35	85

Milestone income	45	145	127

Other [1]	147	154	108

Total other revenues	1 220	1 255	1 193

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales to third parties.